Property and equipment	6 Months Ended
Jun. 30, 2012
Property and equipment
Property and equipment

8. Property and equipment

        Property and equipment and related accumulated depreciation are as follows (in thousands):

	June 30, 2012	December 31, 2011
Computer equipment	$6	$—
Laboratory equipment	450	—

	456	—
Less: accumulated depreciation	(22)	—

	$434	$—